Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.3%
Information Technology – 19.0%
Communications Equipment – 0.3%
Calix, Inc.(a)	4,075	$216,749
F5, Inc.(a)	1,050	309,036
Lumentum Holdings, Inc.(a)	3,479	330,714
Motorola Solutions, Inc.	4,224	1,776,023

		2,632,522

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.	5,364	284,721
Belden, Inc.	2,026	234,611
CDW Corp./DE	8,235	1,470,689
Celestica, Inc.(a)	2,406	375,601
Coherent Corp.(a)	3,902	348,097
Crane NXT Co.	5,560	299,684
IPG Photonics Corp.(a)	4,550	312,357
TD SYNNEX Corp.	2,500	339,250

		3,665,010

IT Services – 0.0%
Globant SA(a)	3,450	313,398

Semiconductors & Semiconductor Equipment – 8.0%
Applied Materials, Inc.	11,674	2,137,159
Broadcom, Inc.	56,176	15,484,914
Credo Technology Group Holding Ltd.(a)	5,313	491,931
FormFactor, Inc.(a)	6,781	233,334
KLA Corp.	2,782	2,491,949
MACOM Technology Solutions Holdings, Inc.(a)	2,649	379,575
NVIDIA Corp.	227,322	35,914,603
NXP Semiconductors NV	24,607	5,376,383
ON Semiconductor Corp.(a)	6,010	314,984
Semtech Corp.(a)	6,637	299,594
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,954	4,745,872

		67,870,298

Software – 7.9%
ACI Worldwide, Inc.(a)	6,621	303,970
Adobe, Inc.(a)	10,665	4,126,075
Clearwater Analytics Holdings, Inc. - Class A(a)	11,862	260,134
Commvault Systems, Inc.(a)	1,167	203,443
CyberArk Software Ltd.(a)	862	350,731
Gitlab, Inc. - Class A(a)	4,858	219,144
Guidewire Software, Inc.(a)	2,131	501,744
HubSpot, Inc.(a)	3,896	2,168,631
Klaviyo, Inc. - Class A(a)	9,858	331,032
Microsoft Corp.(b)	86,218	42,885,695
Monday.com Ltd.(a)	1,134	356,620
Nice Ltd. (Sponsored ADR)(a)	1,740	293,903
Nutanix, Inc. - Class A(a)	4,912	375,473
Oracle Corp.	54,702	11,959,498

Company	Shares	U.S. $ Value

Procore Technologies, Inc.(a)	4,861	$332,590
SailPoint, Inc.(a)	10,723	245,128
Samsara, Inc. - Class A(a)	4,808	191,262
ServiceNow, Inc.(a)	1,569	1,613,058

		66,718,131

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	94,885	19,467,556
Western Digital Corp.	6,106	390,723

		19,858,279

		161,057,638

Financials – 9.9%
Banks – 2.4%
Bank of America Corp.	163,945	7,757,877
Comerica, Inc.	4,160	248,144
First BanCorp/Puerto Rico	13,318	277,414
First Citizens BancShares, Inc./NC - Class A	199	389,338
First Hawaiian, Inc.	11,370	283,795
Flagstar Financial, Inc.	17,050	180,730
Independent Bank Corp.	4,820	303,106
Texas Capital Bancshares, Inc.(a)	3,233	256,700
UMB Financial Corp.	3,800	399,608
Webster Financial Corp.	4,660	254,436
Wells Fargo & Co.	115,817	9,279,258
Wintrust Financial Corp.	2,910	360,782

		19,991,188

Capital Markets – 3.0%
Cboe Global Markets, Inc.	1,830	426,774
Charles Schwab Corp. (The)	106,902	9,753,738
Goldman Sachs Group, Inc. (The)	14,225	10,067,744
Invesco Ltd.	27,624	435,630
Jefferies Financial Group, Inc.	4,519	247,144
PJT Partners, Inc. - Class A	2,208	364,342
S&P Global, Inc.	5,326	2,808,347
Stifel Financial Corp.	6,034	626,209
TPG, Inc.	5,145	269,855

		24,999,783

Financial Services – 3.1%
Chime Financial, Inc. - Class A(a)	5,795	199,986
Fiserv, Inc.(a)	19,832	3,419,235
HA Sustainable Infrastructure Capital, Inc.	12,750	342,465
NCR Atleos Corp.(a)	15,005	428,093
Shift4 Payments, Inc. - Class A(a)	3,413	338,262
Visa, Inc. - Class A	60,507	21,483,010
Walker & Dunlop, Inc.	3,179	224,056

		26,435,107

Insurance – 1.4%
American Financial Group, Inc./OH	3,299	416,367
Hanover Insurance Group, Inc. (The)	2,850	484,130
Kinsale Capital Group, Inc.	819	396,314
Progressive Corp. (The)	29,706	7,927,343

Company	Shares	U.S. $ Value

Ryan Specialty Holdings, Inc.	4,794	$325,944
Willis Towers Watson PLC	7,994	2,450,161

		12,000,259

		83,426,337

Communication Services – 7.6%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	157,295	5,613,859

Entertainment – 1.1%
TKO Group Holdings, Inc.	1,591	289,482
Walt Disney Co. (The)	70,495	8,742,085

		9,031,567

Interactive Media & Services – 5.1%
Alphabet, Inc. - Class C(b)	124,340	22,056,673
Meta Platforms, Inc. - Class A	28,155	20,780,924
Reddit, Inc. - Class A(a)	2,022	304,452

		43,142,049

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	10,862	260,254
Nexstar Media Group, Inc.	2,790	482,530

		742,784

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	26,210	6,244,795

		64,775,054

Industrials – 6.6%
Aerospace & Defense – 0.7%
Curtiss-Wright Corp.	662	323,420
Hexcel Corp.	5,570	314,649
L3Harris Technologies, Inc.	3,095	776,350
Loar Holdings, Inc.(a)	3,657	315,124
Moog, Inc. - Class A	1,942	351,444
RTX Corp.	25,504	3,724,094
StandardAero, Inc.(a)	10,269	325,014

		6,130,095

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	3,682	353,288
GXO Logistics, Inc.(a)	8,640	420,768

		774,056

Building Products – 0.5%
Armstrong World Industries, Inc.	2,131	346,159
AZEK Co., Inc. (The)(a)	5,055	274,739
Lennox International, Inc.	603	345,664
Otis Worldwide Corp.	33,890	3,355,788

		4,322,350

Commercial Services & Supplies – 0.5%
MillerKnoll, Inc.	14,980	290,912

Company	Shares	U.S. $ Value

Veralto Corp.	36,099	$3,644,194

		3,935,106

Construction & Engineering – 0.3%
AECOM	4,420	498,841
Comfort Systems USA, Inc.	1,112	596,266
Fluor Corp.(a)	6,987	358,224
Granite Construction, Inc.	4,106	383,952
MasTec, Inc.(a)	752	128,163
WillScot Holdings Corp.	11,676	319,922

		2,285,368

Electrical Equipment – 2.0%
BWX Technologies, Inc.	2,777	400,055
Eaton Corp. PLC	19,720	7,039,843
GE Vernova, Inc.	17,050	9,022,007
Regal Rexnord Corp.	3,012	436,619

		16,898,524

Ground Transportation – 0.7%
ArcBest Corp.	4,720	363,487
CSX Corp.	168,877	5,510,457

		5,873,944

Machinery – 0.9%
CNH Industrial NV	25,950	336,312
Crane Co.	1,752	332,687
Deere & Co.	5,901	3,000,599
ITT, Inc.	2,154	337,812
JBT Marel Corp.	3,170	381,224
PACCAR, Inc.	12,535	1,191,577
Pentair PLC	24,513	2,516,505

		8,096,716

Marine Transportation – 0.1%
Kirby Corp.(a)	5,754	652,561
Star Bulk Carriers Corp.	11,253	194,114

		846,675

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	21,043	2,191,208
CACI International, Inc. - Class A(a)	915	436,180
First Advantage Corp.(a)	16,530	274,563
FTI Consulting, Inc.(a)	1,209	195,254
Robert Half, Inc.	2,472	101,476

		3,198,681

Trading Companies & Distributors – 0.4%
Applied Industrial Technologies, Inc.	1,561	362,854
Core & Main, Inc. - Class A(a)	6,110	368,738
Herc Holdings, Inc.	2,540	334,493

Company	Shares	U.S. $ Value

United Rentals, Inc.	3,732	$2,811,689

		3,877,774

		56,239,289

Health Care – 6.3%
Biotechnology – 1.2%
Akero Therapeutics, Inc.(a)	2,740	146,206
Apogee Therapeutics, Inc.(a)	2,622	113,874
ARS Pharmaceuticals, Inc.(a)	7,240	126,338
Ascendis Pharma A/S (ADR)(a)	677	116,850
Blueprint Medicines Corp.(a)	640	82,035
Bridgebio Pharma, Inc.(a)	4,197	181,227
CG oncology, Inc.(a)	3,957	102,882
Cytokinetics, Inc.(a)	2,195	72,523
Denali Therapeutics, Inc.(a)	5,574	77,980
Halozyme Therapeutics, Inc.(a)	3,256	169,377
Insmed, Inc.(a)	3,328	334,930
Legend Biotech Corp. (ADR)(a)	3,178	112,787
Merus NV(a)	2,223	116,930
Metsera, Inc.(a)	2,662	75,734
MoonLake Immunotherapeutics(a)	2,281	107,663
Natera, Inc.(a)	1,619	273,514
Neurocrine Biosciences, Inc.(a)	1,946	244,593
Newamsterdam Pharma Co. NV(a)	4,701	85,135
Regeneron Pharmaceuticals, Inc.	3,378	1,773,450
Ultragenyx Pharmaceutical, Inc.(a)	3,030	110,171
Vertex Pharmaceuticals, Inc.(a)	11,982	5,334,386
Xenon Pharmaceuticals, Inc.(a)	2,658	83,195

		9,841,780

Health Care Equipment & Supplies – 0.8%
AtriCure, Inc.(a)	7,215	236,436
Edwards Lifesciences Corp.(a)	15,647	1,223,752
Envista Holdings Corp.(a)	19,170	374,582
Glaukos Corp.(a)	2,363	244,074
Integer Holdings Corp.(a)	3,400	418,098
Masimo Corp.(a)	1,782	299,768
Medtronic PLC	40,762	3,553,223

		6,349,933

Health Care Providers & Services – 1.5%
BrightSpring Health Services, Inc.(a)	10,362	244,440
Encompass Health Corp.	6,043	741,053
Labcorp Holdings, Inc.	12,981	3,407,642
PROCEPT BioRobotics Corp.(a)	4,133	238,061
Tenet Healthcare Corp.(a)	2,700	475,200
UnitedHealth Group, Inc.	24,685	7,700,979

		12,807,375

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
Waystar Holding Corp.(a)	6,266	$256,091

Life Sciences Tools & Services – 1.5%
ICON PLC(a)	2,580	375,261
IQVIA Holdings, Inc.(a)	33,382	5,260,670
Repligen Corp.(a)	1,792	222,889
Thermo Fisher Scientific, Inc.	8,961	3,633,327
Waters Corp.(a)	9,928	3,465,269

		12,957,416

Pharmaceuticals – 1.3%
Eli Lilly & Co.	2,716	2,117,203
Johnson & Johnson	6,318	965,075
Merck & Co., Inc.	25,262	1,999,740
Roche Holding AG (Sponsored ADR)	87,463	3,564,992
Viatris, Inc.	23,223	207,381
Zoetis, Inc.	12,821	1,999,435

		10,853,826

		53,066,421

Consumer Discretionary – 5.1%
Automobile Components – 0.0%
BorgWarner, Inc.	11,902	398,479

Broadline Retail – 2.4%
Amazon.com, Inc.(a)	90,178	19,784,152
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,749	362,263

		20,146,415

Diversified Consumer Services – 0.1%
ADT, Inc.	50,691	429,353
Duolingo, Inc.(a)	991	406,330
Laureate Education, Inc.(a)	970	22,678

		858,361

Hotels, Restaurants & Leisure – 0.7%
Cava Group, Inc.(a)	3,976	334,898
Cracker Barrel Old Country Store, Inc.	3,090	188,737
DraftKings, Inc. - Class A(a)	7,355	315,456
Hyatt Hotels Corp. - Class A	12,586	1,757,635
Starbucks Corp.	25,060	2,296,248
Viking Holdings Ltd.(a)	6,166	328,586
Wingstop, Inc.	1,251	421,262

		5,642,822

Household Durables – 0.1%
Champion Homes, Inc.(a)	3,508	219,636
SharkNinja, Inc.(a)	2,876	284,695

		504,331

Leisure Products – 0.0%
Brunswick Corp./DE	5,670	313,211

Company	Shares	U.S. $ Value

Specialty Retail – 1.7%
AutoNation, Inc.(a)	1,843	$366,112
AutoZone, Inc.(a)	1,212	4,499,223
Bath & Body Works, Inc.	14,597	437,326
Burlington Stores, Inc.(a)	580	134,931
Group 1 Automotive, Inc.	731	319,235
Home Depot, Inc. (The)	21,287	7,804,666
Murphy USA, Inc.	670	272,556
RH(a)	739	139,678

		13,973,727

Textiles, Apparel & Luxury Goods – 0.1%
Birkenstock Holding PLC(a)	6,090	299,506
Crocs, Inc.(a)	4,091	414,337
On Holding AG - Class A(a)	5,627	292,885

		1,006,728

		42,844,074

Consumer Staples – 3.6%
Beverages – 0.6%
Celsius Holdings, Inc.(a)	9,491	440,288
Coca-Cola Co. (The)	62,839	4,445,859

		4,886,147

Consumer Staples Distribution & Retail – 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	5,700	614,631
Costco Wholesale Corp.	4,812	4,763,591
Dollar Tree, Inc.(a)	37,123	3,676,662
Walmart, Inc.	112,418	10,992,232

		20,047,116

Food Products – 0.0%
Nomad Foods Ltd.	23,903	406,112

Household Products – 0.6%
Procter & Gamble Co. (The)	27,931	4,449,967
WD-40 Co.	1,485	338,713

		4,788,680

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	3,162	183,175

		30,311,230

Energy – 1.7%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	138,247	5,300,390
TechnipFMC PLC	5,567	191,728

		5,492,118

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	14,315	1,062,603
Chevron Corp.	8,864	1,269,236
ConocoPhillips	8,503	763,059
EOG Resources, Inc.	43,621	5,217,508

Company	Shares	U.S. $ Value

HF Sinclair Corp.	3,161	$129,854
Magnolia Oil & Gas Corp. - Class A	13,830	310,898
Matador Resources Co.	7,360	351,219
Northern Oil & Gas, Inc.	9,512	269,665

		9,374,042

		14,866,160

Real Estate – 1.2%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	11,004	176,614

Health Care REITs – 0.0%
American Healthcare REIT, Inc.	11,080	407,079

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	2,384	235,230

Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	2,357	113,442
Prologis, Inc.	41,477	4,360,062
STAG Industrial, Inc.	9,420	341,758

		4,815,262

Office REITs – 0.1%
COPT Defense Properties	14,900	410,942

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	2,017	515,908

Residential REITs – 0.0%
Independence Realty Trust, Inc.	22,230	393,249

Specialized REITs – 0.4%
CubeSmart	4,496	191,080
Digital Realty Trust, Inc.	17,178	2,994,641

		3,185,721

		10,140,005

Materials – 1.2%
Chemicals – 1.1%
Avient Corp.	9,763	315,443
Corteva, Inc.	57,780	4,306,343
Linde PLC	8,717	4,089,842
RPM International, Inc.	4,010	440,458

		9,152,086

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	18,850	397,170
O-I Glass, Inc.(a)	21,350	314,699

		711,869

		9,863,955

Utilities – 1.1%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	43,120	4,474,131
IDACORP, Inc.	4,256	491,355
NRG Energy, Inc.	2,216	355,845

Company	Shares		U.S. $ Value

TXNM Energy, Inc.		9,630	$542,362

			5,863,693

Gas Utilities – 0.0%
ONE Gas, Inc.		4,410	316,902

Multi-Utilities – 0.4%
Ameren Corp.		30,368	2,916,543

			9,097,138

Total Common Stocks (cost $227,788,081)			535,687,301

INVESTMENT COMPANIES – 36.3%
Funds and Investment Trusts – 36.3%(c)(d)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z		5,410,171	52,045,845
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		2,643,761	38,942,604
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		11,813,629	186,655,338
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		1,162,319	13,680,494
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		488,643	15,314,062

Total Investment Companies (cost $210,011,881)			306,638,343

	Notional Amount

PURCHASED OPTIONS - PUTS – 2.0%
Options on Equity Indices – 2.0%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 9,920; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	45,632,000	964,737
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 3,520; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	16,192,000	342,326
FTSE 100 Index Expiration: Jun 2026; Contracts: 3,260; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)	GBP	24,776,000	540,235
Nikkei 225 Index Expiration: Jun 2026; Contracts: 221,000; Exercise Price: JPY 30,750.00; Counterparty: UBS AG(a)	JPY	6,795,750,000	1,025,357

S&P 500 Index Expiration: Jun 2026; Contracts: 125,200; Exercise Price: USD 5,075.00; Counterparty: UBS AG(a)	USD	635,390,000	13,806,150

Total Purchased Options - Puts (premiums paid $18,996,900)			16,678,805

U.S. $ Value

Total Investments – 101.6% (cost $456,796,862)(e)	$859,004,449
Other assets less liabilities – (1.6)%	(13,449,826)

Net Assets – 100.0%	$845,554,623

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	201	September 2025	$12,612,636	$(38,166)
Nikkei 225 (OSE) Futures	29	September 2025	8,157,981	495,040
S&P 500 E-Mini Futures	295	September 2025	92,242,812	3,267,830
TOPIX Index Futures	28	September 2025	5,552,168	134,962
U.S. T-Note 2 Yr (CBT) Futures	390	September 2025	81,129,141	256,658
U.S. T-Note 10 Yr (CBT) Futures	704	September 2025	78,936,000	1,110,021
U.S. Ultra Bond (CBT) Futures	175	September 2025	20,846,875	713,246
Sold Contracts
E-Mini Russell 2000 Index Futures	40	September 2025	4,383,400	(67,913)
FTSE 100 Index Futures	86	September 2025	10,375,818	139,013
Hang Seng Index Futures	4	July 2025	613,609	(191)
MSCI Emerging Markets Index Futures	362	September 2025	22,326,350	(467,737)
MSCI Singapore ETS Index Futures	17	July 2025	549,843	(8,691)
OMXS 30 Index Futures	40	July 2025	1,054,022	(15,317)
S&P Mid 400 E-Mini Futures	28	September 2025	8,751,400	(130,426)
S&P/TSX 60 Index Futures	109	September 2025	25,614,100	(214,658)
SPI 200 Futures	13	September 2025	1,826,054	1,631

				$5,175,302

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	37,405	USD	45,820	07/09/2025	$(1,362,966)
Barclays Capital, Inc.	USD	12,414	CHF	10,112	07/09/2025	342,273
Barclays Capital, Inc.	GBP	11,338	USD	15,343	07/16/2025	(222,052)
Citibank NA	GBP	3,720	USD	4,947	07/16/2025	(159,508)
Citibank NA	USD	29,259	GBP	21,890	07/16/2025	789,223
Deutsche Bank AG	CHF	611	USD	746	07/09/2025	(24,581)
Deutsche Bank AG	EUR	694	USD	794	07/09/2025	(23,886)
Goldman Sachs Bank USA	USD	6,674	EUR	5,917	07/09/2025	299,269
Goldman Sachs Bank USA	USD	5,178	NZD	8,540	08/21/2025	36,272
JPMorgan Chase Bank	EUR	21,945	USD	24,458	07/09/2025	(1,404,180)
JPMorgan Chase Bank	AUD	28,968	USD	18,873	08/21/2025	(211,080)
JPMorgan Chase Bank	NZD	15,473	USD	9,378	08/21/2025	(69,039)
Morgan Stanley & Co., Inc.	USD	62,122	EUR	54,467	07/09/2025	2,067,104
Morgan Stanley & Co., Inc.	GBP	24,556	USD	33,325	07/16/2025	(384,775)
Morgan Stanley & Co., Inc.	USD	12,616	GBP	9,313	07/16/2025	168,869
Morgan Stanley & Co., Inc.	USD	13,201	AUD	20,188	08/21/2025	99,347
Morgan Stanley & Co., Inc.	USD	4,123	JPY	601,243	08/27/2025	78,178
Morgan Stanley & Co., Inc.	USD	62,023	CAD	83,884	08/28/2025	(245,958)
Morgan Stanley & Co., Inc.	SEK	159,100	USD	16,824	09/04/2025	(63,036)
UBS	USD	11,793	AUD	18,070	08/21/2025	111,476

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	CAD	62,964	USD	46,638	08/28/2025	$267,254
UBS	USD	22,521	NOK	228,165	09/04/2025	124,749

						$212,953

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,142	09/19/2025	$46,234

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $421,643,210 and gross unrealized depreciation of investments was $(14,001,134), resulting in net unrealized appreciation of $407,642,076.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$535,687,301	$—	$—	$535,687,301
Investment Companies	306,638,343	—	—	306,638,343
Purchased Options - Puts	—	16,678,805	—	16,678,805

Total Investments in Securities	842,325,644	16,678,805	—	859,004,449
Other Financial Instruments(b):
Assets:
Futures	6,118,401	—	—	6,118,401
Forward Currency Exchange Contracts	—	4,384,014	—	4,384,014
Total Return Swaps	—	46,234	—	46,234
Liabilities:
Futures	(943,099)	—	—	(943,099)
Forward Currency Exchange Contracts	—	(4,171,061)	—	(4,171,061)

Total	$847,500,946	$16,937,992	$—	$864,438,938

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$79,613	$1,943	$29,381	$(1,070)	$941	$52,046	$1,943	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	42,933	1,049	9,122	1,841	2,242	38,943	1,049	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	244,290	5,571	88,998	24,195	1,597	186,655	5,571	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	22,645	2,907	8,025	1,072	(4,919)	13,680	2,907	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	22,921	492	9,071	2,309	(1,337)	15,314	492	0
AB Government Money Market Portfolio	131,139	269,276	400,415	0	0	0	1,457	0
Total	$543,541	$281,238	$545,012	$28,347	$(1,476)	$306,638	$13,419	$0